Long-term debt - Narrative (Detail)	May 23, 2019 USD ($)	Jul. 12, 2019 USD ($)	Jul. 01, 2019 USD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2019 USD ($)	Jun. 27, 2019 USD ($)	Mar. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Short-term debt					$ 274,895,000
Senior Unsecured Notes
Debt Instrument [Line Items]
Long-term debt					3,781,906,000			$ 3,336,795,000
Senior Unsecured Notes | U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Face value	$ 350,000				637,500,000
Interest rate (as a percent)	6.20%
Debt instrument, effective interest rate	5.9565%
Long-term debt					621,458,000			278,771,000
Senior Unsecured Notes | Senior Unsecured Notes Due January 2029
Debt Instrument [Line Items]
Face value				$ 300,000,000			$ 300,000
Interest rate (as a percent)							4.60%
Sales price, ratio							0.99952
Bonds
Debt Instrument [Line Items]
Long-term debt							$ 135,000
Revolving Credit Facility | Senior Unsecured Revolving Credit Facilities
Debt Instrument [Line Items]
Face value				$ 165,000,000
Revolving Credit Facility | Senior Unsecured Notes | Senior Unsecured Revolving Credit Facilities
Debt Instrument [Line Items]
Long-term debt					145,290,000			97,000,000
Revolving Credit Facility | Senior Unsecured Notes | Senior Unsecured Bank Credit Facilities
Debt Instrument [Line Items]
Long-term debt					135,000,000			321,807,000
Revolving Credit Facility | Senior Unsecured Notes | Commercial Paper
Debt Instrument [Line Items]
Long-term debt					$ 1,250,000			$ 6,000,000
Line of Credit | Senior Unsecured Bank Credit Facilities
Debt Instrument [Line Items]
Repayment of remaining outstanding balance on term facility	$ 186,807,000
Maximum borrowing capacity						$ 135,000,000
Subsequent Event | Revolving Credit Facility | Senior Unsecured Revolving Credit Facilities
Debt Instrument [Line Items]
Face value		$ 500,000,000
Subsequent Event | Revolving Credit Facility | Commercial Paper
Debt Instrument [Line Items]
Face value			$ 500,000,000
Interest Rate Reset, July 1, 2029 | Senior Unsecured Notes | U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Spread on variable rate (as a percent)	4.01%
Interest Rate Reset, July 1, 2049 | Senior Unsecured Notes | U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Spread on variable rate (as a percent)	4.26%
Interest Rate Reset, July 1, 2079 | Senior Unsecured Notes | U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Spread on variable rate (as a percent)	5.01%